Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income tax consists of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC	(892,612)	(604,997)	(305,469)	(41,850)
Non-PRC	(76,636)	(46,304)	(35,272)	(4,833)

Total loss before income tax	(969,248)	(651,301)	(340,741)	(46,683)

Summary of Current And Deferred Components of The Income Tax Expenses
The current and deferred components of the income tax expenses are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expenses	1,985	2,388	5,885	806
Deferred income tax expenses	—	—	—	—

Total income tax expenses	1,985	2,388	5,885	806

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax	(969,248)	(651,301)	(340,741)	(46,683)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(242,312)	(162,825)	(85,185)	(11,671)
Effect of different tax rates	3,391	(439)	355	49
Effect of PRC preferential tax rates	1,102	10,258	530	73
Research and development super-deduction	(13,376)	(21,812)	(15,814)	(2,167)
Non-deductible expenses	66,254	69,646	38,398	5,261
Non-taxable income	(575)	(1,807)	(1,776)	(243)
Expiration of tax attributes	6,540	12,421	14,327	1,963
Deferred only adjustment	—	(3,083)	(1,367)	(188)
Transfer pricing adjustment	7,342	12,011	3,460	474
Interest and penalty	—	219	783	107
Tax rate change	1,102	(13,453)	(431)	(59)
Provision to return	(120)	2,722	(7,900)	(1,082)
Changes in valuation allowance	172,637	98,530	60,505	8,289

Income tax expenses	1,985	2,388	5,885	806

Summary of Principle Components of Deferred Tax Assets
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	34,972	35,942	4,924
Net operating loss carried forward	217,850	228,450	31,298
Depreciation and amortization	476	1,460	200
Excessive education fee	556	521	71
Capitalized research and development expense	20,513	20,048	2,747
Research and development expense recognition	258,008	295,499	40,483
Deferred revenue recognition	775	1,993	273
Excessive donation expense carried forward	1,881	1,943	266
Impairment loss on fixed asset and intangible asset	—	8,884	1,216
Operating lease liabilities	3,113	13,195	1,808
Fair value change on financial assets	—	1,330	182

Gross deferred tax assets	538,144	609,265	83,468

Less: Valuation allowance	(535,363)	(595,868)	(81,633)

Total deferred tax assets	2,781	13,397	1,835

Deferred tax liabilities:
Operating right-of-use assets	(2,781)	(13,397)	(1,835)

Total deferred tax liabilities	(2,781)	(13,397)	(1,835)

Net deferred tax assets	—	—	—

Summary Of Rceonciliation Of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	7,342	19,353	2,651
Additions	12,011	—	—
Decreases	—	(8,015)	(1,098)

Balance at end of the year	19,353	11,338	1,553